Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
5. Goodwill and Intangible Assets
In 2015, Teekay Tankers acquired a ship-to-ship transfer business (previously referred to as SPT and now known as Teekay Marine Solutions or TMS) from a company jointly owned by Teekay Corporation and a Norway-based marine transportation company, I.M. Skaugen SE and recognized goodwill and intangible assets relating to customer relationships at the time of acquisition.

On April 30, 2020, Teekay Tankers completed the sale of the non-US portion of its ship-to-ship support services business, as well as its LNG terminal management business. Following the sale, Teekay Tankers' remaining ship-to-ship support operations were integrated into Teekay Tankers' tanker business. As a result, effective April 30, 2020, Teekay Tankers has one reportable segment. Teekay Tankers’ goodwill and intangible assets for December 31, 2019 have been retroactively adjusted whereby the remaining ship-to-ship support operations amounts have been reallocated from the ship-to-ship transfer segment to the tanker segment. The proportionate share of goodwill of $5.6 million and intangible assets of $6.9 million attributable to the business which was sold was reclassified to assets held for sale as at December 31, 2019.
Goodwill
The carrying amount of goodwill for the years ended December 31, 2020 and 2019, for the Company’s reportable segments are as follows:

	Teekay LNG – Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2020	35,631	2,426	38,057
Balance as of December 31, 2019	35,631	2,426	38,057
Intangible Assets
As at December 31, 2020, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	179,813	(145,303)	34,510
Customer relationships	5,706	(3,717)	1,989
	185,519	(149,020)	36,499

As at December 31, 2019, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	192,938	(149,558)	43,380
Customer relationships	5,706	(3,162)	2,544
	198,644	(152,720)	45,924

Aggregate amortization expense of intangible assets for the year ended December 31, 2020, was $9.4 million (2019 – $11.3 million, 2018 – $15.2 million), including $9.4 million presented in depreciation and amortization (2019 – $11.3 million, 2018 – $12.0 million), and $nil presented in time-charter hire expenses (2019 – $nil, 2018 – $3.2 million) as a result of the adoption of ASU 2016-02 on January 1, 2019 (see Note 1). Amortization of intangible assets following 2020 is expected to be $9.4 million (2021), $8.8 million (2022), $6.6 million (2023), $4.9 million (2024), $1.8 million (2025) and $5.1 million (thereafter).